Loans and Allowance for Loan Losses (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses:
Beginning balance	$ 74,947	$ 157,253
Charge-offs	(50,552)	(156,590)
Recoveries	8,993	6,434
Provision	14,994	67,850
Ending balance	48,382	74,947
Ending balance: attributable to loans individually evaluated for impairment	14,783	25,703
Ending balance: attributable to loans collectively evaluated for impairment	33,599	49,244
Commercial and Industrial [Member]
Allowance for loan losses:
Beginning balance	13,605	18,610
Charge-offs	(18,489)	(19,005)
Recoveries	1,140	1,834
Provision	9,997	12,166
Ending balance	6,253	13,605
Ending balance: attributable to loans individually evaluated for impairment	2,005	6,160
Recorded investment: loans individually evaluated for impairment	23,485	39,514
Ending balance: attributable to loans collectively evaluated for impairment	4,248	7,445
Recorded investment: loans collectively evaluated for impairment	243,595	216,544
Construction [Member]
Allowance for loan losses:
Beginning balance	24,826	83,052
Charge-offs	(10,965)	(97,036)
Recoveries	4,387	2,229
Provision	(2,520)	36,581
Ending balance	15,728	24,826
Ending balance: attributable to loans individually evaluated for impairment	5,318	9,637
Recorded investment: loans individually evaluated for impairment	34,764	72,053
Ending balance: attributable to loans collectively evaluated for impairment	10,410	15,189
Recorded investment: loans collectively evaluated for impairment	171,627	212,931
Real estate - Commercial Mortgage [Member]
Allowance for loan losses:
Beginning balance	17,101	25,426
Charge-offs	(11,462)	(23,760)
Recoveries	2,397	1,382
Provision	1,826	14,053
Ending balance	9,862	17,101
Ending balance: attributable to loans individually evaluated for impairment	3,193	4,486
Recorded investment: loans individually evaluated for impairment	49,374	60,809
Ending balance: attributable to loans collectively evaluated for impairment	6,669	12,615
Recorded investment: loans collectively evaluated for impairment	480,668	461,243
Real estate - Residential Mortgage [Member]
Allowance for loan losses:
Beginning balance	12,060	17,973
Charge-offs	(9,033)	(15,403)
Recoveries	848	694
Provision	6,078	8,796
Ending balance	9,953	12,060
Ending balance: attributable to loans individually evaluated for impairment	4,112	5,382
Recorded investment: loans individually evaluated for impairment	32,928	38,965
Ending balance: attributable to loans collectively evaluated for impairment	5,841	6,678
Recorded investment: loans collectively evaluated for impairment	339,663	375,992
Installment [Member]
Allowance for loan losses:
Beginning balance	2,067	3,400
Charge-offs	(603)	(1,386)
Recoveries	221	295
Provision	(798)	(242)
Ending balance	887	2,067
Ending balance: attributable to loans individually evaluated for impairment	155	38
Recorded investment: loans individually evaluated for impairment	436	292
Ending balance: attributable to loans collectively evaluated for impairment	732	2,029
Recorded investment: loans collectively evaluated for impairment	55,866	26,233
Unallocated [Member]
Allowance for loan losses:
Beginning balance	5,288	8,792
Provision	411	(3,504)
Ending balance	5,699	5,288
Ending balance: attributable to loans collectively evaluated for impairment	$ 5,699	$ 5,288